Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PREPARATION

Fly is a holding company that conducts its business through its subsidiaries. The Company directly or indirectly owns all of the common shares of its consolidated subsidiaries. The consolidated financial statements presented are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of Fly and all of its subsidiaries. In instances where it is the primary beneficiary, Fly will consolidate a Variable Interest Entity (“VIE”). All intercompany transactions and balances have been eliminated. The consolidated financial statements are stated in U.S. Dollars, which is the principal operating currency of the Company.

The Company has one operating and reportable segment which is aircraft leasing.

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, deferred tax assets, liabilities, accruals and reserves. To the extent available, the Company utilizes industry specific resources, third-party appraisers and other materials to support management’s estimates, particularly with respect to flight equipment. Despite management’s best efforts to accurately estimate such amounts, actual results could differ from those estimates.

RISKS AND UNCERTAINTIES

The Company encounters several types of risk during the course of its business, including credit and market risks. Credit risk addresses a lessee’s or derivative counterparty’s inability or unwillingness to make contractually required payments. Market risk reflects the change in the value of derivatives and credit facilities due to changes in interest rate spreads or other market factors, including the value of collateral underlying the Company’s credit facilities.

Other types of risk encountered by the Company include the following:

•The success of the Company is dependent on the performance of the commercial aviation industry. A downturn in the industry could adversely impact the lessee’s ability to make payments, increase the risk of unscheduled lease terminations and depress lease rates and the value of the Company’s aircraft.

•The Company will require access to the debt and equity markets to refinance its outstanding indebtedness and to grow its business through the acquisition of additional aircraft.

•The Company relies and is dependent upon an external servicer to manage its business and service its aircraft portfolio.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.

RESTRICTED CASH AND CASH EQUIVALENTS

The Company’s restricted cash and cash equivalents consist primarily of (i) security deposits and certain maintenance payments received from lessees under the terms of various lease agreements, (ii) a portion of rents collected which may be required to be held as cash collateral under certain of the Company’s debt facilities and (iii) other cash, which may be subject to withdrawal restrictions pursuant to the Company’s credit agreements as further described in Note 7.

All restricted cash is held by major financial institutions in segregated accounts.

RENT RECEIVABLES

Rent receivables represent unpaid lessee obligations under existing lease contracts. Any allowance for doubtful accounts is established on a specific identification basis and is maintained at a level believed by management to be adequate to absorb probable losses associated with rent receivables. The assessment of credit risk is primarily based on the extent to which amounts outstanding exceed the value of security held, the financial strength and condition of a debtor and the current economic and regulatory conditions of the debtor’s operating environment. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows and consideration of current factors and economic trends impacting the lessees and their credit-worthiness, all of which may be susceptible to significant change. Uncollectible rent receivables are charged off against the allowance, while recoveries of amounts previously charged off are credited to the allowance. A provision for credit losses is recorded based on management’s periodic evaluation of the factors previously mentioned, as well as other pertinent factors. As of December 31, 2014 and 2013, the Company had no allowance for doubtful accounts. The Company had two lessees on non-accrual status during the years ended December 31, 2014 and 2013, and recognized revenue from these lessees when cash was received.

INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES

Fly has a 57.4% interest in Fly-Z/C Aircraft Holdings LP (“Fly-Z/C LP”). On December 28, 2012, Fly sold its 15.0% interest in BBAM Limited Partnership (“BBAM LP”).

Fly accounts for its interest in unconsolidated subsidiaries using the equity method as the Company does not control the entities. Under the equity method, the Company’s investment is initially recorded at cost and the carrying amount is affected by its share of the unconsolidated subsidiaries’ undistributed earnings and losses, and distributions of dividends and capital.

The Company periodically reviews the carrying amount of its investment in the unconsolidated subsidiaries, or whenever events or changes in circumstances indicate that a decline in value may have occurred. If its investment is determined to be impaired on an other-than-temporary basis, a loss equal to the difference between the fair value of the investment and its carrying value is recorded in the period of identification.

FLIGHT EQUIPMENT HELD FOR OPERATING LEASE

Flight equipment held for operating lease are recorded at cost and depreciated to estimated residual values on a straight-line basis over their estimated remaining useful lives. Useful life is generally 25 years from the date of manufacture. Residual values are generally estimated to be 15% of original manufacturer’s estimated realized price for the flight equipment when new. Management may, at its discretion, make exceptions to this policy on a case by case basis when, in its judgment, the residual value calculated pursuant to this policy does not appear to reflect current expectations of residual values. Examples of such situations include, but are not limited to:

•Flight equipment where original manufacturer’s prices are not relevant due to plane modifications and conversions.

•Flight equipment that is out of production and may have a shorter useful life or lower residual value due to obsolescence.

•The remaining life of a converted freighter is determined based on the date of conversion, in which case, the total useful life may extend beyond 25 years from the date of manufacture.

•Planned dispositions of flight equipment prior to the end of its estimated useful life and at a residual value different from that used for newly acquired aircraft.

Estimated residual values and useful lives of flight equipment are reviewed and adjusted, if appropriate, at each reporting period.

Major aircraft improvements to be performed by the Company pursuant to any lease agreement are accounted for as lease incentives and are amortized against revenue over the term of the lease, assuming no lease renewals. Lessee specific modifications to the aircraft are capitalized and amortized against revenue over the term of the lease. Generally, lessees are responsible for repairs, scheduled maintenance and overhauls during the lease term and compliance with return conditions of flight equipment at lease termination.

Major aircraft improvements and modifications incurred during an off-lease period are capitalized and depreciated over the remaining life of the flight equipment. In addition, costs paid by the Company for scheduled maintenance and overhauls are also capitalized and depreciated over a period to the next scheduled maintenance or overhaul event. Miscellaneous repairs are expensed when incurred.

At the time of an aircraft acquisition, the Company evaluates whether the lease acquired with the aircraft is at fair market value by comparing the contractual lease rates to the range of current lease rates of like aircraft. A lease premium is recognized when it is determined that the acquired lease’s terms are above market value; lease discounts are recognized when it is determined that the acquired lease’s terms are below fair market value. Lease discounts are recorded in other liabilities and accreted as additional rental revenue on a straight-line basis over the lease term. Lease premiums are recorded in other assets and amortized against rental revenue on a straight-line basis over the lease term.

IMPAIRMENT OF FLIGHT EQUIPMENT

The Company evaluates flight equipment for impairment when circumstances indicate that the carrying amounts of such assets may not be recoverable. The Company’s evaluation of impairment indicators include, but are not limited to, recent transactions for similar aircraft, adverse changes in market conditions for specific aircraft types, third party appraisals of specific aircraft, published values for similar aircraft, any occurrences of adverse changes in the aviation industry and the overall market conditions that could impact the fair value of our aircraft. The review for recoverability includes an assessment of the estimated future cash flows associated with the use of an asset and its eventual disposition. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, the Company will assess whether the carrying values of the flight equipment exceed the fair values and an impairment loss is required. The undiscounted cash flows consist of cash flows from currently contracted leases, future projected lease rates, transition costs, estimated down time and estimated residual or scrap values for an aircraft. The Company will also record an impairment charge if the expected sale proceeds of an aircraft are less than its carrying value. The impairment loss is measured as the excess of the carrying amount of the impaired asset over its fair value. See Note 16 – Fair Value Measurements.

Future cash flows are assumed to occur under current market conditions and assume adequate time for a sale between a willing and able buyer and a willing seller. Expected future lease rates are based on all relevant information available, including the existing lease, current contracted rates for similar aircraft, appraisal data and industry trends. Residual value assumptions generally reflect an aircraft’s salvage value, except where more recent industry information indicates a different value is appropriate.

The preparation of these impairment analyses requires the use of assumptions and estimates, including the level of future rents, the residual value of the flight equipment to be realized upon sale at some date in the future, estimated downtime between re-leasing events and the amount of re-leasing costs. For the year ended December 31, 2014, the Company did not recognize any impairment losses. For the year ended December 31, 2013, the Company recognized an impairment loss of $8.8 million in respect of an Airbus A319-100 aircraft manufactured in 2000. This aircraft was sold by the Company during the third quarter of 2014. For the year ended December 31, 2012, the Company recognized an impairment loss of $11.4 million in respect of two Boeing 737-500 aircraft manufactured in 1992 and one Airbus A320-200 aircraft manufactured in 2002. These three aircraft were sold during the first quarter of 2013.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments to manage its exposure to interest rate and foreign currency risks. All derivatives are recognized on the balance sheet at their fair values. Pursuant to hedge accounting provisions, changes in the fair value of the item being hedged are recognized into earnings in the same period and in the same income statement line as the change in the fair value of the derivative instrument. On the date that the Company enters into a derivative contract, the Company formally documents all relationships between the hedging instruments and the hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction.

Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Cash flow hedges are accounted for by recording the fair value of the derivative instrument on the balance sheet as either a freestanding asset or liability. Changes in the fair value of a derivative that is designated and qualifies as an effective cash flow hedge are recorded in accumulated other comprehensive income, net of tax, until earnings are affected by the variability of cash flows of the hedged item. Any derivative gains and losses that are not effective in hedging the variability of expected cash flows of the hedged item or that do not qualify for hedge accounting treatment are recognized directly into income.

At the hedge’s inception and at least quarterly thereafter, a formal assessment is performed to determine whether changes in cash flows of the derivative instrument have been highly effective in offsetting changes in the cash flows of the hedged items and whether they are expected to be highly effective in the future. The Company discontinues hedge accounting prospectively when (i) it determines that the derivative is no longer effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the derivative instrument is carried at its fair market value on the balance sheet with changes in fair value recognized into current-period earnings. The remaining balance in accumulated other comprehensive income associated with the derivative that has been discontinued is not recognized in the income statement unless it is probable that the forecasted transaction will not occur. Such amounts are recognized in earnings when earnings are affected by the hedged transaction.

OTHER ASSETS

Other assets consist primarily of debt issuance costs, unamortized lease premiums, initial direct lease costs and other miscellaneous receivables. The Company capitalizes costs incurred in arranging financing as debt issuance costs. Debt issuance costs are amortized to interest expense using the effective interest method over the terms of the credit facilities. Lease premiums are amortized into operating lease income over the lease term.

SECURITY DEPOSITS

In the normal course of leasing aircraft to third parties under its lease agreements, the Company receives cash or letters of credit as security for certain contractual obligations, which are held on deposit until termination of the lease. Security deposits are returned to the lessee at lease termination or taken into income if the lessee fails to perform under its lease.

MAINTENANCE PAYMENT LIABILITY

The Company’s flight equipment is typically subject to triple-net leases under which the lessee is responsible for maintenance, insurance and taxes. Fly’s operating leases also obligate the lessees to comply with all governmental requirements applicable to the flight equipment, including without limitation, operational, maintenance, registration requirements and airworthiness directives.

Under the terms of the lease agreements, cash collected from lessees for future maintenance of the aircraft is recorded as maintenance payment liabilities. The Company does not recognize such maintenance payments as revenue during the lease. Maintenance payment liabilities are attributable to specific aircraft and are typically based on hours or cycles of utilization, depending upon the component. Upon the occurrence of qualified maintenance events, the lessee submits a request for reimbursement and upon disbursement of the funds, the liability is relieved.

In some leases, the lessor may be obligated to contribute to maintenance related expenses on an aircraft during the term of the lease. In other instances, the lessee or lessor may be obligated to make a payment to the other party at lease termination based on a computation stipulated in the lease agreement. The calculation is based on utilization and condition of the airframe, engines and other major life-limited components as determined at lease termination.

The Company may also incur maintenance expenses on off-lease aircraft. Scheduled major maintenance or overhaul activities and costs for certain high-value components that are paid by the Company are capitalized and depreciated over the period until the next overhaul is required. Such payments made by the Company for minor maintenance, repairs and re-leasing of aircraft are expensed as incurred.

Maintenance payment liability balances at the end of a lease or any amount received as part of a redelivery adjustment are recorded as lease revenue at lease termination, including early termination upon a default. When flight equipment is sold, the maintenance payment liability amounts may be remitted to the buyer in accordance with the terms of the related agreements and are released from the balance sheet as part of the disposition gain or loss.

REVENUE RECOGNITION

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. Where revenue amounts do not meet these recognition criteria, they are deferred and recognized in the period in which the recognition criteria are met. Rental income from aircraft is recognized on a straight-line basis over the initial term of the respective lease. The operating lease agreements generally do not provide for purchase options, however, the leases may allow the lessee the option to extend the lease for an additional term. Contingent rents are recognized as revenue when the contingency is resolved. Revenue is not recognized when collection is not reasonably assured.

SHARE-BASED COMPENSATION

The Company has a 2010 Omnibus Incentive Plan (“2010 Plan”) which permitted the issuance of up to 1,500,000 share grants in the form of (i) stock appreciation rights (“SARs”); (ii) restricted stock units (“RSUs”); (iii) nonqualified stock options; and (iv) other stock-based awards. In May 2012, the Company made an additional aggregate grant of 300,000 SARs and RSUs to certain employees of BBAM LP, who provide services to the Company pursuant to management and servicing agreements. As of each of December 31, 2014 and 2013, the Company had made grants aggregating 1,500,000 under the 2010 Plan. There are no shares remaining available for grants under the 2010 Plan.

In accordance with GAAP, compensation expense associated with grants to employees are valued at the grant date and amortized on a straight-line basis over the service period. Grants to non-employees are initially measured at grant date, and then re-measured at each interim reporting period until the awards are vested. Determining the appropriate fair value model and calculation of the fair value of stock-based awards requires judgment, including estimating stock price volatility, forfeitures and expected grant life.

TAXES

The Company provides for income taxes by tax jurisdiction (see Note 10). Deferred income tax assets and liabilities are recognized for the future tax consequences of temporary differences between the financial statements and tax basis of existing assets and liabilities at the enacted tax rates expected to apply when the assets are recovered or liabilities are settled. A valuation allowance is used to reduce deferred tax assets to the amount which management ultimately expects to be more-likely-than-not realized.

The Company applies a recognition threshold of more-likely-than-not to be sustained in the examination of tax uncertainty in income taxes. Measurement of the tax uncertainty occurs if the recognition threshold has been met. The Company has elected to classify any interest on unpaid income taxes and penalties as a component of the provision for income taxes. No interest on unpaid income taxes and penalties were incurred during the years ended December 31, 2014,  2013 and 2012.

NEW ACCOUNTING PRONOUNCEMENTS

In July 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU 2013-11 requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company adopted the provisions of ASU 2013-11 in 2014. The adoption of the standard did not have a material effect on the Company’s consolidated financial condition, result of operations or cash flows.

In April 2014, FASB issued ASU 2018-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360), an accounting standard update that changed the criteria for classifying and reporting discontinued operations while enhancing disclosures. Under the new guidance, only disposals of a component of an entity, or a group of components of an entity, representing a strategic shift in operations should be presented as discontinued operations. Such a strategic shift should have, or will have, a major effect on the organization’s operations and financial results when the component or group of components meets the criteria to be classified as held for sale or when the component or group of components is disposed of by sale or other than by sale. In addition, the new guidance requires additional disclosures about discontinued operations and the disposal of an individually significant component of an entity that does not meet the criteria for discontinued operations. The Company adopted the standard prospectively commencing in 2014. The Company does not expect its aircraft dispositions to qualify as discontinued operations.

In May 2014, FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), their final standard on revenue from contracts with customers. The guidance specifically notes that lease contracts with customers are a scope exception. ASU 2014-09 outlines a single comprehensive model for entities to use in accounting for revenues arising from contracts with customers. ASU 2014-09 is effective for annual reporting periods (including interim periods), beginning after December 15, 2016, and early adoption is not permitted. The Company will adopt the guidance effective January 1, 2017. The Company anticipates that the adoption of the standard will not have a material effect on i consolidated financial condition, result of operations or cash flows.

In August 2014, FASB issued ASU 2014-15, update to Accounting Standards Codification (ASC) subtopic 250-40, Presentation of Financial Statements-Going Concern. The amendments require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principals that are currently in the U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term “substantial doubt”, (2) require an evaluation every reporting period including interim periods, (3) provide principals for considering the mitigating effect of management’s plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management’s plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, and early adoption is permitted. The Company will adopt the guidance effective January 1, 2017. The Company is currently assessing the impact on its consolidated financial statements and notes to its consolidated financial statements.